Business Combination, Significant Transaction and Sale of Business (Details 13) - Cambium (2014) Ltd. [Member] $ in Thousands	Jul. 25, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Net liabilities excluding cash acquired	$ (8)
Intangible assets	365
Deferred taxes	(84)
Non-controlling interests	(238)
Goodwill	715
Total assets acquired net of acquired cash	$ 750